Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Bonds per Currency - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Mortgage Bonds Per Currency [Abstract]
Mortgage bonds in UF	$ 74,431	$ 81,623
Total mortgage bonds	$ 74,431	$ 81,623